Condensed consolidating financial information (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
As of September 30, 2017
Cash and cash equivalents	$1,276.8	$1,554.2	$—	$564.9	$—	$3,395.9
Receivables, net	—	3,862.1	330.5	2,678.9	—	6,871.5
Other current assets	—	286.5	—	2,125.1	—	2,411.6
Total current assets	1,276.8	5,702.8	330.5	5,368.9	—	12,679.0
Property and equipment, net	—	790.1	3.3	473.2	—	1,266.6
Investments in subsidiaries	46,836.1	13,567.9	8,949.3	—	(69,353.3)	—
Intercompany	—	—	2,677.3	17,427.3	(20,104.6)	—
Goodwill	—	3,122.4	22,609.9	3,692.5	—	29,424.8
Other intangible assets, net	—	507.7	6,168.9	1,021.2	—	7,697.8
Other assets	4.0	161.7	29.1	30.5	(87.3)	138.0
Total assets	$48,116.9	$23,852.6	$40,768.3	$28,013.6	$(89,545.2)	$51,206.2
Claims and rebates payable	$—	$6,940.5	$2,543.0	$—	$—	$9,483.5
Accounts payable	—	1,048.3	41.1	3,288.5	—	4,377.9
Accrued expenses	87.2	1,054.1	282.3	890.7	—	2,314.3
Current maturities of long-term debt	335.2	—	845.9	—	—	1,181.1
Total current liabilities	422.4	9,042.9	3,712.3	4,179.2	—	17,356.8
Long-term debt	12,886.9	336.6	503.2	—	—	13,726.7
Intercompany	18,891.1	1,213.5	—	—	(20,104.6)	—
Deferred taxes	—	—	2,199.4	1,289.8	(87.3)	3,401.9
Other liabilities	—	478.5	298.4	21.6	—	798.5
Non-controlling interest	—	—	—	5.8	—	5.8
Express Scripts stockholders’ equity	15,916.5	12,781.1	34,055.0	22,517.2	(69,353.3)	15,916.5
Total liabilities and stockholders’ equity	$48,116.9	$23,852.6	$40,768.3	$28,013.6	$(89,545.2)	$51,206.2
As of December 31, 2016
Cash and cash equivalents	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
Receivables, net	—	3,595.8	878.7	2,587.6	—	7,062.1
Other current assets	—	194.3	—	2,029.8	—	2,224.1
Total current assets	583.5	5,024.3	883.1	5,872.5	—	12,363.4
Property and equipment, net	—	780.1	3.4	490.1	—	1,273.6
Investments in subsidiaries	44,372.3	11,248.2	9,068.3	—	(64,688.8)	—
Intercompany	—	—	1,606.5	14,663.7	(16,270.2)	—
Goodwill	—	3,122.4	22,609.9	3,545.5	—	29,277.8
Other intangible assets, net	—	682.2	6,924.5	1,030.2	—	8,636.9
Other assets	7.1	219.5	25.0	46.9	(105.3)	193.2
Total assets	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9
Claims and rebates payable	$—	$6,182.3	$2,654.6	$—	$—	$8,836.9
Accounts payable	—	1,118.2	42.5	2,715.0	—	3,875.7
Accrued expenses	125.0	1,147.2	368.4	1,352.6	—	2,993.2
Current maturities of long-term debt	722.3	—	—	—	—	722.3
Total current liabilities	847.3	8,447.7	3,065.5	4,067.6	—	16,428.1
Long-term debt	13,137.0	336.2	1,372.8	—	—	14,846.0
Intercompany	14,742.6	1,527.6	—	—	(16,270.2)	—
Deferred taxes	—	—	2,468.9	1,239.7	(105.3)	3,603.3
Other liabilities	—	378.4	228.0	17.3	—	623.7
Non-controlling interest	—	—	—	7.8	—	7.8
Express Scripts stockholders’ equity	16,236.0	10,386.8	33,985.5	20,316.5	(64,688.8)	16,236.0
Total liabilities and stockholders’ equity	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9

Condensed Consolidating Balance Sheet

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
As of December 31, 2016
Cash and cash equivalents	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
Receivables, net	—	3,595.8	878.7	2,587.6	—	7,062.1
Other current assets	—	194.3	—	2,029.8	—	2,224.1
Total current assets	583.5	5,024.3	883.1	5,872.5	—	12,363.4
Property and equipment, net	—	780.1	3.4	490.1	—	1,273.6
Investments in subsidiaries	44,372.3	11,248.2	9,068.3	—	(64,688.8)	—
Intercompany	—	—	1,606.5	14,663.7	(16,270.2)	—
Goodwill	—	3,122.4	22,609.9	3,545.5	—	29,277.8
Other intangible assets, net	—	682.2	6,924.5	1,030.2	—	8,636.9
Other assets	7.1	219.5	25.0	46.9	(105.3)	193.2
Total assets	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9
Claims and rebates payable	$—	$6,182.3	$2,654.6	$—	$—	$8,836.9
Accounts payable	—	1,118.2	42.5	2,715.0	—	3,875.7
Accrued expenses	125.0	1,147.2	368.4	1,352.6	—	2,993.2
Current maturities of long-term debt	722.3	—	—	—	—	722.3
Total current liabilities	847.3	8,447.7	3,065.5	4,067.6	—	16,428.1
Long-term debt	13,137.0	336.2	1,372.8	—	—	14,846.0
Intercompany	14,742.6	1,527.6	—	—	(16,270.2)	—
Deferred taxes	—	—	2,468.9	1,239.7	(105.3)	3,603.3
Other liabilities	—	378.4	228.0	17.3	—	623.7
Non-controlling interest	—	—	—	7.8	—	7.8
Express Scripts stockholders’ equity	16,236.0	10,386.8	33,985.5	20,316.5	(64,688.8)	16,236.0
Total liabilities and stockholders’ equity	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9

As of December 31, 2015
Cash and cash equivalents	$—	$1,957.3	$2.9	$1,226.1	$—	$3,186.3
Receivables, net	—	3,445.9	1,123.5	2,151.9	—	6,721.3
Other current assets	—	34.2	3.2	2,114.5	—	2,151.9
Total current assets	—	5,437.4	1,129.6	5,492.5	—	12,059.5
Property and equipment, net	—	768.1	3.7	519.5	—	1,291.3
Investments in subsidiaries	40,819.1	11,191.6	9,500.4	—	(61,511.1)	—
Intercompany	—	—	1,009.5	14,661.1	(15,670.6)	—
Goodwill	—	3,122.4	22,609.9	3,545.0	—	29,277.3
Other intangible assets, net	—	893.7	8,265.2	1,310.8	—	10,469.7
Other assets	6.6	314.5	22.2	9.2	(207.0)	145.5
Total assets	$40,825.7	$21,727.7	$42,540.5	$25,538.1	$(77,388.7)	$53,243.3
Claims and rebates payable	$—	$5,543.7	$3,854.0	$—	$—	$9,397.7
Accounts payable	—	970.0	94.8	2,387.0	—	3,451.8
Accrued expenses	9.6	1,126.2	543.9	979.7	—	2,659.4
Current maturities of long-term debt	147.7	1,498.7	—	—	—	1,646.4
Total current liabilities	157.3	9,138.6	4,492.7	3,366.7	—	17,155.3
Long-term debt	11,647.1	497.4	1,801.8	—	—	13,946.3
Intercompany	11,648.3	4,022.3	—	—	(15,670.6)	—
Deferred taxes	0.2	—	2,833.2	1,443.4	(207.0)	4,069.8
Other liabilities	—	374.7	288.4	28.3	—	691.4
Non-controlling interest	—	—	—	7.7	—	7.7
Express Scripts stockholders’ equity	17,372.8	7,694.7	33,124.4	20,692.0	(61,511.1)	17,372.8
Total liabilities and stockholders’ equity	$40,825.7	$21,727.7	$42,540.5	$25,538.1	$(77,388.7)	$53,243.3

Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations and Comprehensive Income

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
For the three months ended September 30, 2017
Revenues	$—	$17,032.6	$4,787.9	$15,633.9	$(12,771.0)	$24,683.4
Operating expenses	—	16,988.4	4,708.8	14,278.8	(12,771.0)	23,205.0
Operating income	—	44.2	79.1	1,355.1	—	1,478.4
Other (expense) income:
Interest (expense) income and other, net	(127.6)	1.7	(7.1)	(1.1)	—	(134.1)
Intercompany interest income (expense)	48.0	(24.0)	—	(24.0)	—	—
Other expense, net	(79.6)	(22.3)	(7.1)	(25.1)	—	(134.1)
Income (loss) before income taxes	(79.6)	21.9	72.0	1,330.0	—	1,344.3
Provision (benefit) for income taxes	(28.2)	7.1	28.8	491.6	—	499.3
Income (loss) before equity in earnings of subsidiaries	(51.4)	14.8	43.2	838.4	—	845.0
Equity in earnings of subsidiaries	893.1	768.7	66.4	—	(1,728.2)	—
Net income	841.7	783.5	109.6	838.4	(1,728.2)	845.0
Less: Net income attributable to non-controlling interest	—	—	—	3.3	—	3.3
Net income attributable to Express Scripts	841.7	783.5	109.6	835.1	(1,728.2)	841.7
Other comprehensive income	3.7	3.7	—	3.7	(7.4)	3.7
Comprehensive income attributable to Express Scripts	$845.4	$787.2	$109.6	$838.8	$(1,735.6)	$845.4
For the three months ended September 30, 2016
Revenues	$—	$9,910.4	$6,044.4	$10,445.0	$(989.7)	$25,410.1
Operating expenses	—	9,148.0	5,699.5	10,136.3	(989.7)	23,994.1
Operating income	—	762.4	344.9	308.7	—	1,416.0
Other (expense) income:
Interest expense and other, net	(211.8)	(29.9)	(21.3)	(2.1)	—	(265.1)
Intercompany interest income (expense)	132.8	(66.4)	—	(66.4)	—	—
Other expense, net	(79.0)	(96.3)	(21.3)	(68.5)	—	(265.1)
Income (loss) before income taxes	(79.0)	666.1	323.6	240.2	—	1,150.9
Provision (benefit) for income taxes	(27.9)	279.2	91.3	79.8	—	422.4
Income (loss) before equity in earnings of subsidiaries	(51.1)	386.9	232.3	160.4	—	728.5
Equity in earnings (loss) of subsidiaries	774.0	178.1	(23.3)	—	(928.8)	—
Net income	722.9	565.0	209.0	160.4	(928.8)	728.5
Less: Net income attributable to non-controlling interest	—	—	—	5.6	—	5.6
Net income attributable to Express Scripts	722.9	565.0	209.0	154.8	(928.8)	722.9
Other comprehensive loss	(1.7)	(1.7)	—	(1.7)	3.4	(1.7)
Comprehensive income attributable to Express Scripts	$721.2	$563.3	$209.0	$153.1	$(925.4)	$721.2
For the nine months ended September 30, 2017
Revenues	$—	$51,684.3	$14,305.8	$46,618.7	$(37,923.0)	$74,685.8
Operating expenses	—	51,468.0	14,039.1	43,190.1	(37,923.0)	70,774.2
Operating income	—	216.3	266.7	3,428.6	—	3,911.6
Other (expense) income:
Interest (expense) income and other, net	(381.3)	1.9	(28.2)	(3.6)	—	(411.2)
Intercompany interest income (expense)	147.0	(73.5)	—	(73.5)	—	—
Other expense, net	(234.3)	(71.6)	(28.2)	(77.1)	—	(411.2)
Income (loss) before income taxes	(234.3)	144.7	238.5	3,351.5	—	3,500.4
Provision (benefit) for income taxes	(84.8)	51.5	110.0	1,222.9	—	1,299.6
Income (loss) before equity in earnings of subsidiaries	(149.5)	93.2	128.5	2,128.6	—	2,200.8
Equity in earnings of subsidiaries	2,339.3	2,010.2	107.4	—	(4,456.9)	—
Net income	2,189.8	2,103.4	235.9	2,128.6	(4,456.9)	2,200.8
Less: Net income attributable to non-controlling interest	—	—	—	11.0	—	11.0
Net income attributable to Express Scripts	2,189.8	2,103.4	235.9	2,117.6	(4,456.9)	2,189.8
Other comprehensive income	8.4	8.4	—	8.4	(16.8)	8.4
Comprehensive income attributable to Express Scripts	$2,198.2	$2,111.8	$235.9	$2,126.0	$(4,473.7)	$2,198.2
For the nine months ended September 30, 2016
Revenues	$—	$29,302.2	$18,519.0	$30,507.1	$(2,904.1)	$75,424.2
Operating expenses	—	27,439.3	17,620.3	29,655.6	(2,904.1)	71,811.1
Operating income	—	1,862.9	898.7	851.5	—	3,613.1
Other (expense) income:
Interest (expense) income and other, net	(420.1)	(59.1)	(42.8)	0.6	—	(521.4)
Intercompany interest income (expense)	262.4	(131.2)	—	(131.2)	—	—
Other expense, net	(157.7)	(190.3)	(42.8)	(130.6)	—	(521.4)
Income (loss) before income taxes	(157.7)	1,672.6	855.9	720.9	—	3,091.7
Provision (benefit) for income taxes	(57.4)	620.8	301.9	238.6	—	1,103.9
Income (loss) before equity in earnings of subsidiaries	(100.3)	1,051.8	554.0	482.3	—	1,987.8
Equity in earnings (loss) of subsidiaries	2,070.0	509.5	(45.3)	—	(2,534.2)	—
Net income	1,969.7	1,561.3	508.7	482.3	(2,534.2)	1,987.8
Less: Net income attributable to non-controlling interest	—	—	—	18.1	—	18.1
Net income attributable to Express Scripts	1,969.7	1,561.3	508.7	464.2	(2,534.2)	1,969.7
Other comprehensive income	4.4	4.4	—	4.4	(8.8)	4.4
Comprehensive income attributable to Express Scripts	$1,974.1	$1,565.7	$508.7	$468.6	$(2,543.0)	$1,974.1

Condensed Consolidating Statement of Operations

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2016
Revenues	$—	$39,265.7	$24,395.0	$41,666.1	$(5,039.3)	$100,287.5
Operating expenses	—	36,484.0	23,160.5	40,594.5	(5,039.3)	95,199.7
Operating income	—	2,781.7	1,234.5	1,071.6	—	5,087.8
Other (expense) income:
Interest expense and other, net	(546.7)	(61.9)	(51.2)	(0.9)	—	(660.7)
Intercompany interest income (expense)	312.2	(156.1)	—	(156.1)	—	—
Other expense, net	(234.5)	(218.0)	(51.2)	(157.0)	—	(660.7)
Income (loss) before income taxes	(234.5)	2,563.7	1,183.3	914.6	—	4,427.1
Provision (benefit) for income taxes	(85.6)	952.7	(81.3)	213.7	—	999.5
Income (loss) before equity in earnings of subsidiaries	(148.9)	1,611.0	1,264.6	700.9	—	3,427.6
Equity in earnings (loss) of subsidiaries	3,553.3	1,080.5	(402.8)	—	(4,231.0)	—
Net income	$3,404.4	$2,691.5	$861.8	$700.9	$(4,231.0)	$3,427.6
Less: Net income attributable to non-controlling interest	—	—	—	23.2	—	23.2
Net income attributable to Express Scripts	3,404.4	2,691.5	861.8	677.7	(4,231.0)	3,404.4
Other comprehensive income	1.7	1.7	—	1.7	(3.4)	1.7
Comprehensive income attributable to Express Scripts	$3,406.1	$2,693.2	$861.8	$679.4	$(4,234.4)	$3,406.1
For the year ended December 31, 2015
Revenues	$—	$39,582.1	$30,137.6	$36,215.6	$(4,183.5)	$101,751.8
Operating expenses	—	37,272.4	28,940.4	35,383.2	(4,183.5)	97,412.5
Operating income	—	2,309.7	1,197.2	832.4	—	4,339.3
Other (expense) income:
Interest expense and other, net	(341.7)	(75.7)	(53.5)	(4.6)	—	(475.5)
Intercompany interest income (expense)	281.2	(140.6)	—	(140.6)	—	—
Other expense, net	(60.5)	(216.3)	(53.5)	(145.2)	—	(475.5)
Income (loss) before income taxes	(60.5)	2,093.4	1,143.7	687.2	—	3,863.8
Provision (benefit) for income taxes	(22.0)	767.1	427.4	191.8	—	1,364.3
Income (loss) before equity in earnings of subsidiaries	(38.5)	1,326.3	716.3	495.4	—	2,499.5
Equity in earnings (loss) of subsidiaries	2,514.9	1,052.1	(579.8)	—	(2,987.2)	—
Net income	$2,476.4	$2,378.4	$136.5	$495.4	$(2,987.2)	$2,499.5
Less: Net income attributable to non-controlling interest	—	—	—	23.1	—	23.1
Net income attributable to Express Scripts	2,476.4	2,378.4	136.5	472.3	(2,987.2)	2,476.4
Other comprehensive loss	(16.1)	(16.1)	—	(16.1)	32.2	(16.1)
Comprehensive income attributable to Express Scripts	$2,460.3	$2,362.3	$136.5	$456.2	$(2,955.0)	$2,460.3

For the year ended December 31, 2014
Revenues	$—	$37,977.0	$36,342.6	$31,632.6	$(5,065.1)	$100,887.1
Operating expenses	—	36,171.9	36,051.3	30,126.6	(5,065.1)	97,284.7
Operating income	—	1,805.1	291.3	1,506.0	—	3,602.4
Other (expense) income:
Interest expense and other, net	(429.2)	(64.9)	(39.9)	(2.2)	—	(536.2)
Intercompany interest income (expense)	429.2	(214.6)	—	(214.6)	—	—
Other expense, net	—	(279.5)	(39.9)	(216.8)	—	(536.2)
Income before income taxes	—	1,525.6	251.4	1,289.2	—	3,066.2
Provision (benefit) for income taxes	122.9	524.9	(17.1)	400.5	—	1,031.2
Income (loss) before equity in earnings of subsidiaries	(122.9)	1,000.7	268.5	888.7	—	2,035.0
Equity in earnings (loss) of subsidiaries	2,130.5	1,758.4	(897.1)	—	(2,991.8)	—
Net income (loss)	$2,007.6	$2,759.1	$(628.6)	$888.7	$(2,991.8)	$2,035.0
Less: Net income attributable to non-controlling interest	—	—	—	27.4	—	27.4
Net income (loss) attributable to Express Scripts	2,007.6	2,759.1	(628.6)	861.3	(2,991.8)	2,007.6
Other comprehensive loss	(9.6)	(9.6)	—	(9.6)	19.2	(9.6)
Comprehensive income (loss) attributable to Express Scripts	$1,998.0	$2,749.5	$(628.6)	$851.7	$(2,972.6)	$1,998.0

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statements of Cash Flows

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
For the nine months ended September 30, 2017
Net cash flows provided by (used in) operating activities	$(174.8)	$868.3	$1,066.5	$2,408.8	$(187.3)	$3,981.5
Cash flows from investing activities:
Purchases of property and equipment	—	(128.0)	—	(49.3)	—	(177.3)
Acquisition of business, net of cash acquired	—	(122.7)	—	—	—	(122.7)
Other, net	—	(15.3)	—	4.0	—	(11.3)
Net cash used in investing activities	—	(266.0)	—	(45.3)	—	(311.3)
Cash flows from financing activities:
Treasury stock acquired	(2,735.7)	—	—	—	—	(2,735.7)
Repayment of long-term debt	(650.0)	—	—	—	—	(650.0)
Net proceeds from employee stock plans	51.3	—	—	—	—	51.3
Other, net	—	(19.0)	—	(190.8)	187.3	(22.5)
Net intercompany transactions	4,202.5	(263.3)	(1,070.9)	(2,868.3)	—	—
Net cash (used in) provided by financing activities	868.1	(282.3)	(1,070.9)	(3,059.1)	187.3	(3,356.9)
Effect of foreign currency translation adjustment	—	—	—	5.4	—	5.4
Net increase (decrease) in cash and cash equivalents	693.3	320.0	(4.4)	(690.2)	—	318.7
Cash and cash equivalents at beginning of period	583.5	1,234.2	4.4	1,255.1	—	3,077.2
Cash and cash equivalents at end of period	$1,276.8	$1,554.2	$—	$564.9	$—	$3,395.9
For the nine months ended September 30, 2016
Net cash flows provided by (used in) operating activities	$(1.4)	$2,136.0	$21.8	$514.1	$—	$2,670.5
Cash flows from investing activities:
Purchases of property and equipment	—	(177.4)	—	(60.2)	—	(237.6)
Other, net	—	2.3	—	(9.9)	—	(7.6)
Net cash used in investing activities	—	(175.1)	—	(70.1)	—	(245.2)
Cash flows from financing activities:
Treasury stock acquired	(3,892.7)	—	—	—	—	(3,892.7)
Repayment of long-term debt	(3,363.8)	(1,662.5)	(368.7)	—	—	(5,395.0)
Net proceeds from employee stock plans	56.0	—	—	—	—	56.0
Proceeds from long-term debt, net of discounts	5,986.8	—	—	—	—	5,986.8
Excess tax benefit relating to employee stock-based compensation	—	7.4	3.7	—	—	11.1
Other, net	(49.0)	(15.0)	28.6	(40.3)	—	(75.7)
Net intercompany transactions	1,264.1	(475.4)	311.7	(1,100.4)	—	—
Net cash (used in) provided by financing activities	1.4	(2,145.5)	(24.7)	(1,140.7)	—	(3,309.5)
Effect of foreign currency translation adjustment	—	—	—	2.6	—	2.6
Net (decrease) increase in cash and cash equivalents	—	(184.6)	(2.9)	(694.1)	—	(881.6)
Cash and cash equivalents at beginning of period	—	1,957.3	2.9	1,226.1	—	3,186.3
Cash and cash equivalents at end of period	$—	$1,772.7	$—	$532.0	$—	$2,304.7

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2016
Net cash flows provided by (used in) operating activities	$(14.7)	$2,946.7	$964.6	$1,259.8	$(237.0)	$4,919.4
Cash flows from investing activities:
Purchases of property and equipment	—	(232.1)	—	(98.3)	—	(330.4)
Other, net	—	(12.2)	2.1	(11.4)	—	(21.5)
Net cash (used in) provided by investing activities	—	(244.3)	2.1	(109.7)	—	(351.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	5,986.8	—	—	—	—	5,986.8
Repayment of long-term debt	(3,901.3)	(1,662.6)	(368.6)	—	—	(5,932.5)
Treasury stock acquired	(4,746.9)	—	—	—	—	(4,746.9)
Net proceeds from employee stock plans	87.2	—	—	—	—	87.2
Excess tax benefit relating to employee stock-based compensation	—	8.5	4.5	—	—	13.0
Other, net	(49.3)	801.6	—	(1,074.7)	237.0	(85.4)
Net intercompany transactions	3,221.7	(2,573.0)	(601.1)	(47.6)	—	—
Net cash (used in) provided by financing activities	598.2	(3,425.5)	(965.2)	(1,122.3)	237.0	(4,677.8)
Effect of foreign currency translation adjustment	—	—	—	1.2	—	1.2
Net (decrease) increase in cash and cash equivalents	583.5	(723.1)	1.5	29.0	—	(109.1)
Cash and cash equivalents at beginning of year	—	1,957.3	2.9	1,226.1	—	3,186.3
Cash and cash equivalents at end of year	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
For the year ended December 31, 2015
Net cash flows provided by (used in) operating activities	$(12.0)	$2,581.4	$1,146.0	$1,176.4	$(43.5)	$4,848.3
Cash flows from investing activities:
Purchases of property and equipment	—	(193.6)	—	(102.3)	—	(295.9)
Other, net	—	20.1	—	7.3	—	27.4
Net cash used in investing activities	—	(173.5)	—	(95.0)	—	(268.5)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	5,500.0	—	—	—	—	5,500.0
Repayment of long-term debt	(2,890.8)	—	(500.0)	—	—	(3,390.8)
Treasury stock acquired	(5,500.0)	—	—	—	—	(5,500.0)
Net proceeds from employee stock plans	183.1	—	—	—	—	183.1
Excess tax benefit relating to employee stock-based compensation	—	21.9	36.3	—	—	58.2
Other, net	(28.0)	—	—	(83.0)	43.5	(67.5)
Net intercompany transactions	2,747.7	(1,428.5)	(679.9)	(639.3)	—	—
Net cash (used in) provided by financing activities	12.0	(1,406.6)	(1,143.6)	(722.3)	43.5	(3,217.0)
Effect of foreign currency translation adjustment	—	—	—	(9.1)	—	(9.1)
Net increase in cash and cash equivalents	—	1,001.3	2.4	350.0	—	1,353.7
Cash and cash equivalents at beginning of year	—	956.0	0.5	876.1	—	1,832.6
Cash and cash equivalents at end of year	$—	$1,957.3	$2.9	$1,226.1	$—	$3,186.3
For the year ended December 31, 2014
Net cash flows provided by (used in) operating activities	$(123.2)	$734.0	$2,365.9	$1,572.3	$—	$4,549.0
Cash flows from investing activities:
Purchases of property and equipment	—	(325.1)	—	(111.5)	—	(436.6)
Other, net	—	9.0	—	15.7	—	24.7
Net cash used in investing activities	—	(316.1)	—	(95.8)	—	(411.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	2,490.1	—	—	—	—	2,490.1
Repayment of long-term debt	(2,834.2)	(0.1)	—	—	—	(2,834.3)
Treasury stock acquired	(4,493.0)	—	—	—	—	(4,493.0)
Net proceeds from employee stock plans	510.5	—	—	—	—	510.5
Excess tax benefit relating to employee stock-based compensation	—	44.5	49.5	—	—	94.0
Other, net	(18.6)	—	—	(38.4)	—	(57.0)
Net intercompany transactions	4,468.4	(652.2)	(2,418.5)	(1,397.7)	—	—
Net cash (used in) provided by financing activities	123.2	(607.8)	(2,369.0)	(1,436.1)	—	(4,289.7)
Effect of foreign currency translation adjustment	—	—	—	(6.2)	—	(6.2)
Net (decrease) increase in cash and cash equivalents	—	(189.9)	(3.1)	34.2	—	(158.8)
Cash and cash equivalents at beginning of year	—	1,145.9	3.6	841.9	—	1,991.4
Cash and cash equivalents at end of year	$—	$956.0	$0.5	$876.1	$—	$1,832.6